Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Successor [Member]
Net income	$ 304,219	$ 922,850
Weighted-average shares outstanding-Basic and diluted	334,177,215	548,507,636
Earnings per share-Basic and diluted	$ 0.001	$ 0.002
Predecessor [Member]
Net income			$ 52,158	$ 56,309	$ 17,998
Weighted-average shares outstanding-Basic and diluted			51,050	44,365	1
Earnings per share-Basic and diluted			$ 1.022	$ 1.269	$ 17,998